NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Outstanding aggregate principal balance				$ 600,000
Debt issuance costs				14,000	$ 24,500	$ 28,000
Interest expense		$ 33,575	$ 7,500	93,067	109,246	105,471	$ 33,312
Amortization of debt issuance costs		$ 3,500		14,000	$ 24,500	28,000
Accrued interest				25,833		142,824
Convertible Promissory Notes [Member]
Outstanding aggregate principal balance						1,685,000
Promissory Notes [Member]
Outstanding aggregate principal balance				600,000		600,000		$ 600,000
Accrued interest				$ 25,833				$ 33,333
Common stock for conversion								1,055,554
Conversion price								$ 0.60
Subordinated Note [Member]
Debt issuance costs						$ 42,000